Mortgage Notes Payable, Net (Mortgage Notes) (Details) $ in Thousands	Oct. 31, 2019 property	Sep. 30, 2019 USD ($) property	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Effective Interest Rate		4.50%	4.76%
Mortgages
Debt Instrument [Line Items]
Encumbered Properties | property		73
Outstanding loan amount		$ 443,385	$ 470,803
Effective Interest Rate		4.43%	4.48%
Deferred financing costs		$ (4,991)	$ (6,591)
Mortgage premiums and discounts, net		(1,503)	(1,373)
Mortgage notes payable, net		$ 436,891	462,839
Mortgages | Capital One MOB Loan
Debt Instrument [Line Items]
Encumbered Properties | property		31
Outstanding loan amount		$ 241,987	$ 250,000
Effective Interest Rate		4.44%	4.44%
Mortgages | Bridge Loan
Debt Instrument [Line Items]
Encumbered Properties | property		15
Outstanding loan amount		$ 18,613	$ 20,271
Effective Interest Rate		4.57%	4.87%
Long-term debt, percentage bearing fixed interest, amount		$ 8,000
Mortgages | Multi-Property CMBS Loan
Debt Instrument [Line Items]
Encumbered Properties | property		21
Outstanding loan amount		$ 118,700	$ 118,700
Effective Interest Rate		4.60%	4.60%
Mortgages | Countryside Medical Arts - Safety Harbor, FL
Debt Instrument [Line Items]
Encumbered Properties | property		0
Outstanding loan amount		$ 0	$ 5,690
Effective Interest Rate		0.00%	6.20%
Mortgages | St. Andrews Medical Park, Venice, FL
Debt Instrument [Line Items]
Encumbered Properties | property		0
Outstanding loan amount		$ 0	$ 6,289
Effective Interest Rate		0.00%	6.20%
Mortgages | Palm Valley Medical Plaza - Goodyear, AZ
Debt Instrument [Line Items]
Encumbered Properties | property		1
Outstanding loan amount		$ 3,140	$ 3,222
Effective Interest Rate		4.15%	4.15%
Mortgages | Medical Center V - Peoria, AZ
Debt Instrument [Line Items]
Encumbered Properties | property		1
Outstanding loan amount		$ 2,907	$ 2,977
Effective Interest Rate		4.75%	4.75%
Mortgages | Courtyard Fountains - Gresham, OR
Debt Instrument [Line Items]
Encumbered Properties | property		1
Outstanding loan amount		$ 23,545	$ 23,905
Effective Interest Rate		3.87%	3.87%
Mortgages | Fox Ridge Senior Living at Bryant - Bryant
Debt Instrument [Line Items]
Encumbered Properties | property		1
Outstanding loan amount		$ 7,319	$ 7,427
Effective Interest Rate		3.98%	3.98%
Mortgages | Fox Ridge Senior Living at Chenal - Little Rock
Debt Instrument [Line Items]
Encumbered Properties | property		1
Outstanding loan amount		$ 16,769	$ 16,988
Effective Interest Rate		3.98%	3.98%
Mortgages | Fox Ridge Senior Living at Parkstone - North Little Rock
Debt Instrument [Line Items]
Encumbered Properties | property		1
Outstanding loan amount		$ 10,405	$ 10,541
Effective Interest Rate		3.98%	3.98%
Mortgages | Philip Professional Center - Lawrenceville, GA
Debt Instrument [Line Items]
Encumbered Properties | property		0
Outstanding loan amount		$ 0	$ 4,793
Effective Interest Rate		0.00%	4.00%
Subsequent Event | Mortgages | Bridge Loan
Debt Instrument [Line Items]
Encumbered Properties | property	9